Property and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment, Net
Less: accumulated depreciation	$ (2,294)	$ (1,984)	$ (1,158)
Total property and equipment, net	$ 4,909	$ 4,192	2,104
Computers and software
Property and Equipment, Net
Useful lives	60 months	60 months
Property and equipment, gross	$ 1,144	$ 961	423
Office furniture
Property and Equipment, Net
Useful lives	80 months	80 months
Property and equipment, gross	$ 378	$ 343	271
Leasehold improvements
Property and Equipment, Net
Property and equipment, gross	$ 4,168	$ 3,387	1,685
Medical equipment
Property and Equipment, Net
Useful lives	60 months	60 months
Property and equipment, gross	$ 885	$ 805	515
Construction in progress
Property and Equipment, Net
Property and equipment, gross	$ 423	518	205
Equipment capital lease assets
Property and Equipment, Net
Property and equipment, gross		$ 162	$ 163